UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 136.1%
Corporate — 4.9%
County of Monroe EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$10,695	$14,028,418
County/City/Special District/School District — 21.4%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	960	1,035,226
4.50%, 5/01/29	900	968,031
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	1,979,178
5.00%, 4/01/26	2,000	2,152,480
5.00%, 4/01/27	500	534,950
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	518,800
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	3,215	3,609,738
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	856,748
5.50%, 5/01/41	1,355	1,536,624
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	600	612,330
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,717,351
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	930	1,058,210
5.00%, 5/01/33	990	1,124,897
5.00%, 5/01/34	745	843,541
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	3,070	3,285,268
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	702,684
5.50%, 5/01/36	1,200	1,370,796
5.50%, 5/01/41	1,575	1,786,113
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Grandville Public Schools, GO, School Building & Site (Q-SBLF), Series II, 5.00%, 5/01/40 (a)	$2,015	$2,218,172
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,125	1,129,365
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	4,100	4,518,077
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/15 (b)	3,000	3,000,390
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	3,650	3,773,406
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	3,090	3,424,709
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	2,095	2,343,278
Midland Public Schools, GO, School Building & Site (Q-SBLF), Series I, 5.00%, 5/01/34 (a)	620	694,028
Montrose Community Schools, GO, (NPFGC) (Q-SBLF), 6.20%, 5/01/17	415	434,725
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.25%, 5/01/27	1,200	1,290,048
4.50%, 5/01/29	1,025	1,105,965
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (b)	2,500	2,716,250
Troy School District, GO, (Q-SBLF), 5.00%, 5/01/28	1,240	1,435,660
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	1,250	1,370,275
Walled Lake Consolidated School District, GO, (Q-SBLF):
5.00%, 5/01/37	1,770	1,994,312
5.00%, 5/01/40	1,630	1,827,572

		60,969,197

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education — 23.6%
Central Michigan University, Refunding RB, 5.00%, 10/01/39	$620	$702,038
Grand Valley State University, RB, (NPFGC), 5.50%, 2/01/18	1,115	1,178,566
Michigan Finance Authority, Refunding RB:
5.00%, 11/15/45	2,325	2,535,785
AMT, 4.00%, 11/01/28	5,425	5,429,394
AMT, 4.00%, 11/01/29	3,660	3,643,091
AMT, 4.00%, 11/01/30	1,770	1,747,521
AMT, 4.00%, 11/01/31	1,955	1,925,636
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	4,980	5,601,056
Series C, 5.00%, 2/15/40	4,700	5,252,156
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,340	1,473,799
Oakland University, RB, General, Series A:
5.00%, 3/01/38	6,785	7,511,266
5.00%, 3/01/43	13,865	15,308,901
University of Michigan, RB, Series A, 5.00%, 4/01/39	2,125	2,428,578
Wayne State University, RB, Series A, 5.00%, 11/15/40	2,000	2,230,760
Western Michigan University, Refunding RB:
General, University and College Improvements, 5.25%, 11/15/40	2,100	2,333,919
General, University and College Improvements, 5.25%, 11/15/43	5,255	5,987,074
General, University and College Improvements (AGM), 5.25%, 11/15/33	620	703,911
General (AGM), 5.00%, 11/15/39	1,085	1,201,713

		67,195,164
Health — 31.9%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	1,075	1,187,176
5.00%, 7/01/47	1,365	1,504,367
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	5,140,212
Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	$4,500	$5,108,130
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	1,550	1,666,746
Michigan Finance Authority, Refunding RB:
5.00%, 6/01/39	930	1,015,793
Hospital McLaren Health Care, 5.00%, 5/15/33 (a)	1,240	1,377,454
Hospital McLaren Health Care, 5.00%, 5/15/34 (a)	3,100	3,435,389
Hospital McLaren Health Care, 5.00%, 5/15/35 (a)	3,070	3,402,143
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	930	1,023,270
Trinity Health Credit Group, 5.00%, 12/01/31	3,100	3,495,591
Trinity Health Credit Group, 5.00%, 12/01/35	4,100	4,571,090
Trinity Health Credit Group, 5.00%, 12/01/39	3,350	3,715,920
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,194,357
McLaren Health Care, Series C, 5.00%, 8/01/15	1,000	1,010,730
MidMichigan Obligated Group, Series A, 5.00%, 4/15/16 (b)	620	647,658
Michigan State Hospital Finance Authority, RB:
MidMichigan Obligated Group, Series A, 5.00%, 4/15/16 (b)	3,550	3,708,365
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,615,925
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,409,560
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (b)	600	654,630
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (b)	3,260	3,556,823

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (b)	$630	$687,362
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (b)	2,200	2,430,406
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	900	960,804
McLaren Health Care, Series A, 5.75%, 5/15/18 (b)	4,500	5,126,175
McLaren Health Care, Series A, 5.00%, 6/01/35	1,390	1,528,041
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (b)	930	1,097,874
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	3,850	3,969,773
Trinity Healthcare, 6.50%, 12/01/18 (b)	790	938,307
Trinity Healthcare, 6.50%, 12/01/33	210	243,575
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	11,000	11,990,990
Series V, 8.25%, 9/01/18 (b)	1,000	1,235,880
Series W, 6.00%, 8/01/19 (b)	925	1,106,457
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,965	2,210,586

		90,967,559
Housing — 9.1%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,012,710
Series A, 4.75%, 12/01/25	4,235	4,529,798
Series A, 4.45%, 10/01/34	620	638,333
Series A, 4.63%, 10/01/39	2,165	2,236,705
Series A, 4.75%, 10/01/44	3,100	3,213,770
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,530	3,566,324
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	6,230	6,407,244
Series A, 6.05%, 10/01/41	4,085	4,447,748

		26,052,632
Municipal Bonds	Par (000)	Value
Michigan (continued)
State — 16.2%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	$3,350	$3,710,460
Michigan State Building Authority, Refunding RB, 5.00%, 10/15/31	1,000	1,051,390
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,077,200
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	1,860	2,080,708
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	4,350	4,916,457
State of Michigan, COP, (AMBAC), 0.00%, 6/01/22 (c)(d)	3,000	2,628,390
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	6,085	6,547,338
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,900	4,500,249
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I (AGC), 5.25%, 10/15/24	4,000	4,619,640
Series I (AGC), 5.25%, 10/15/25	2,000	2,302,360
Series I (AGC), 5.25%, 10/15/26	600	689,202
Series I-A, 5.50%, 10/15/45	1,250	1,409,538
Series II (AGM), 5.00%, 10/15/26	4,500	5,121,000
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	1,850	2,090,555
5.00%, 11/15/36	3,125	3,481,781

		46,226,268
Transportation — 13.9%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,772,900

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Transportation (concluded)
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	$6,270	$6,432,895
5.25%, 12/01/26	6,300	6,463,674
5.00%, 12/01/34	4,435	4,530,131
5.00%, 12/01/39	915	997,121
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,504,680
5.75%, 12/01/26	1,000	1,126,170
5.38%, 12/01/32	8,700	9,692,148

		39,519,719
Utilities — 15.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,645	1,766,681
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	1,425	1,429,760
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	10,470	10,754,784
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	6,425	7,127,445
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	1,970	2,263,904
5.00%, 7/01/31	4,230	4,767,633
5.00%, 7/01/37	2,065	2,276,415
5.50%, 7/01/41	3,000	3,504,510
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	310	337,593
5.63%, 10/01/40	1,000	1,126,090
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3:
5.00%, 7/01/31	620	690,835
5.00%, 7/01/32	3,255	3,608,037
5.00%, 7/01/33	1,860	2,055,616
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/27	$1,240	$1,446,249

		43,155,552
Total Municipal Bonds in Michigan		388,114,509

Guam — 3.0%
State — 3.0%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	500	553,500
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	4,850	5,293,823
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	925	1,016,085
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	40	43,614
Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	1,400	1,539,944
Total Municipal Bonds in Guam		8,446,966

U.S. Virgin Islands — 2.1%
State — 2.1%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	5,540	5,993,671
Total Municipal Bonds — 141.2%		402,555,146

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Michigan — 16.9%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (b)	6,771	7,356,196

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Michigan (concluded)
County/City/Special District/School District (concluded)
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	$4,650	$5,055,619

		12,411,815
Education — 12.5%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	6,220	7,019,768
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	8,205,675
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	6,190	6,904,202
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	12,207	13,482,259

		35,611,904
Health — 0.1%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	210,754
		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.9%		$48,234,473
Total Long-Term Investments (Cost — $419,068,259) — 158.1%		450,789,619

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (f)(g)	7,042,980	7,042,980
Total Short-Term Securities (Cost — $7,042,980) — 2.5%		7,042,980
Total Investments (Cost — $426,111,239*) — 160.6%		457,832,599
Liabilities in Excess of Other Assets — (1.7)%		(4,690,192)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.2%)		(23,494,757)
VRDP Shares, at Liquidation Value — (50.7%)		(144,600,000)

Net Assets Applicable to Common Shares — 100.0%		$285,047,650

* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$402,674,561

Gross unrealized appreciation		$32,066,494
Gross unrealized depreciation		(395,456)

Net unrealized appreciation		$31,671,038

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
J.P. Morgan Securities LLC	$8,214,986	$(48,738)
National Financial Services Group	$2,218,172	$(37,076)
Stifel Nicolaus & Co., Inc.	$694,028	$(4,049)

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal or U.S. Treasury obligations.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF Michigan Municipal Money Fund	3,889,640	(3,889,640)	—	—
FFI Institutional Tax-Exempt Fund	—	7,042,980	7,042,980	$2,641

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund Program
RB	Revenue Bonds

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(55)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$6,607,305	$(59,807)
(142)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	18,229,250	(160,486)
Total					$(220,293)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$450,789,619	—	$450,789,619
Short-Term Securities	$7,042,980	—	—	7,042,980

Total	$7,042,980	$450,789,619	—	$457,832,599

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(220,293)	—	—	$(220,293)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$254,000	—	—	$254,000
Liabilities:
TOB Trust Certificates	—	$(23,487,000)	—	(23,487,000)
VRDP Shares	—	(144,600,000)	—	(144,600,000)

Total	$254,000	$(168,087,000)	—	$(167,833,000)

During the period ended April 30, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2015